CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Stockholders' (deficit) equity
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	70,000	70,000
Common stock, shares issued (in shares)	19,021	1,453
Common stock, shares outstanding (in shares)	19,021	1,453
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	65,000	65,000
Series A Preferred Stock [Member]
Stockholders' (deficit) equity
Preferred stock, shares issued (in shares)	0	18,755
Preferred stock, shares outstanding (in shares)	0	18,755
Series B Preferred Stock [Member]
Stockholders' (deficit) equity
Preferred stock, shares issued (in shares)	0	23,280
Preferred stock, shares outstanding (in shares)	0	23,280
Series C Preferred Stock [Member]
Stockholders' (deficit) equity
Preferred stock, shares issued (in shares)	0	12,520
Preferred stock, shares outstanding (in shares)	0	12,520